Acquisition - Schedule of Pro Forma Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Revenues	$ 1,001,251	$ 608,917	$ 2,006,690	$ 1,107,433	$ 2,670,142	$ 2,108,727
Net Loss	$ (8,887,306)	$ (4,246,802)	$ (12,051,793)	$ (7,852,576)	$ (16,443,673)	$ (15,144,439)
Basic and diluted net loss per common share	$ (0.36)	$ (0.65)	$ (0.56)	$ (1.22)	$ (1.43)	$ (3.54)
Weighted average shares - basic and diluted	24,464,979	6,536,602	21,627,532	6,451,619	11,477,666	4,279,890